Additional disclosures in respect of guaranteed securities (Tables)	6 Months Ended
Sep. 30, 2018
Seperate Financial Statements [Abstract]
Schedule of Condensed Income Statement
Summary statements of comprehensive income for the six months ended 30 September 2018:

	Parent guarantor	Issuer of Shares
	National Grid plc	Niagra Mohawk Power Corporation	Other subsidiaries	Consolidation adjustments	National Grid consolidated
	£m	£m	£m	£m	£m
Continuing operations
Revenue	—	1,149	5,198	—	6,347
Operating costs	—	(958)	(4,372)	—	(5,330)

Total operating profit	—	191	826	—	1,017
Net finance costs	(109)	(58)	(353)	—	(520)
Interest in equity accounted affiliates	517	—	(36)	(456)	25

Profit before tax	408	133	437	(456)	522
Tax	22	(33)	(82)	—	(93)

Profit after tax from continuing operations	430	100	355	(456)	429
Profit after tax from discontinued operations	—	—	3	—	3

Total profit for the period (continuing and discontinued)	430	100	358	(456)	432
Amounts recognised in other comprehensive income from continuing operations[1]	899	79	416	(495)	899
Amounts recognised in other comprehensive income from discontinued operations[1]	36	—	—	—	36

Total comprehensive income for the year	1,365	179	774	(951)	1,367
Attributable to:
Equity shareholders	1,365	179	772	(951)	1,365
Non-controlling interests	—	—	2	—	2

	1,365	179	774	(951)	1,367

1.	Includes other comprehensive income relating to interest in equity accounted affiliates.
18. Additional disclosures in respect of guaranteed securities (continued)

Summary statements of comprehensive income for the six months ended 30 September 2017:

	Parent guarantor	Issuer of Shares
	National Grid plc	Niagra Mohawk Power Corporation	Other subsidiaries	Consolidation adjustments	National Grid consolidated
	£m	£m	£m	£m	£m
Continuing operations
Revenue	—	1,153	5,531	—	6,684
Operating costs	—	(870)	(4,540)	—	(5,410)

Total operating profit	—	283	991	—	1,274
Net finance income/(costs)	81	(52)	(543)	—	(514)
Dividends receivable	150	—	—	(150)	—
Interest in equity accounted affiliates	461	—	5	(446)	20

Profit before tax	692	231	453	(596)	780
Tax	(15)	(87)	(51)	—	(153)

Profit after tax from continuing operations	677	144	402	(596)	627
Profit after tax from discontinued operations	—	—	50	—	50

Profit for the year	677	144	452	(596)	677
Amounts recognised in other comprehensive income from continuing operations[1]	255	—	517	(517)	255
Amounts recognised in other comprehensive income from discontinued operations[1]	64	—	—	—	64

Total comprehensive income for the year	996	144	969	(1,113)	996
Attributable to:
Equity shareholders	996	144	969	(1,113)	996
Non-controlling interests	—	—	—	—	—

	996	144	969	(1,113)	996

1.	Includes other comprehensive income relating to interest in equity accounted affiliates.

Schedule of Condensed Balance Sheet

Summary statements of financial position as at 30 September 2018:	Parent guarantor	Issuer of shares
	National Grid plc	Niagra Mohawk Power Corporation	Other subsidiaries	Consolidation adjustments	National Grid consolidated
	£m	£m	£m	£m	£m
Non-current assets
Goodwill	—	743	5,117	—	5,860
Other intangible assets	—	3	987	—	990
Property, plant and equipment	—	6,769	35,892	—	42,661
Other non-current assets	9	6	90	(9)	96
Amounts owed by subsidiary undertakings	352	—	2,109	(2,461)	—
Pension assets	—	268	1,486	—	1,754
Financial and other investments	22,983	34	3,779	(25,513)	1,283
Derivative financial assets	8	6	1,145	—	1,159
Total non-current assets	23,352	7,829	50,605	(27,983)	53,803

Current assets
Inventories and current intangible assets	—	61	379	—	440
Trade and other receivables	—	574	1,761	—	2,335
Current tax assets	—	—	298	(209)	89
Amounts owed by subsidiary undertakings	12,710	84	13,949	(26,743)	—
Financial and other investments	718	2	938	—	1,658
Derivative financial assets	546	11	99	(467)	189
Cash and cash equivalents	67	3	60	—	130
Assets held for sale	—	—	2,121	—	2,121
Total current assets	14,041	735	19,605	(27,419)	6,962
Total assets	37,393	8,564	70,210	(55,402)	60,765

Current liabilities
Borrowings	(832)	(625)	(2,677)	—	(4,134)
Derivative financial liabilities	(58)	(6)	(758)	467	(355)
Trade and other payables	(64)	(323)	(2,757)	—	(3,144)
Contract liabilities	—	—	(26)	—	(26)
Amounts owed to subsidiary undertakings	(14,000)	(36)	(12,707)	26,743	—
Current tax liabilities	—	(217)	(129)	209	(137)
Provisions	—	(20)	(359)	—	(379)
Liabilities held for sale	—	—	(50)	—	(50)
Total current liabilities	(14,954)	(1,227)	(19,463)	27,419	(8,225)

Non-current liabilities
Borrowings	(782)	(1,667)	(21,061)	—	(23,510)
Derivative financial liabilities	(232)	(6)	(542)	—	(780)
Other non-current liabilities	—	(472)	(396)	—	(868)
Contract liabilities	—	—	(834)	—	(834)
Amounts owed to subsidiary undertakings	(2,108)	—	(353)	2,461	—
Deferred tax liabilities	—	(694)	(3,217)	9	(3,902)
Pensions and other post-retirement benefit obligations	—	(757)	(667)	—	(1,424)
Provisions	—	(280)	(1,607)	—	(1,887)
Total non-current liabilities	(3,122)	(3,876)	(28,677)	2,470	(33,205)
Total liabilities	(18,076)	(5,103)	(48,140)	29,889	(41,430)

Net assets	19,317	3,461	22,070	(25,513)	19,335

Equity
Share capital	457	144	180	(324)	457
Share premium account	1,316	2,362	9,032	(11,394)	1,316
Retained earnings	21,587	954	12,732	(13,686)	21,587
Other equity reserves	(4,043)	1	108	(109)	(4,043)
Shareholders’ equity	19,317	3,461	22,052	(25,513)	19,317
Non-controlling interests	—	—	18	—	18
Total equity	19,317	3,461	22,070	(25,513)	19,335
18. Additional disclosures in respect of guaranteed securities (continued)
Summary statements of financial position as at 31 March 2018:

	Parent guarantor	Issuer of shares
	National Grid plc	Niagra Mohawk Power Corporation	Other subsidiaries	Consolidation adjustments	National Grid consolidated
	£m	£m	£m	£m	£m
Non-current assets
Goodwill	—	691	4,753	—	5,444
Other intangible assets	—	3	896	—	899
Property, plant and equipment	—	6,148	33,705	—	39,853
Other non-current assets	—	3	112	—	115
Amounts owed by subsidiary undertakings	350	—	2,092	(2,442)	—
Pension assets	—	231	1,178	—	1,409
Financial and other investments	21,708	30	5,221	(23,892)	3,067
Derivative financial assets	18	2	1,299	—	1,319
Total non-current assets	22,076	7,108	49,256	(26,334)	52,106

Current assets
Inventories and current intangible assets	—	36	305	—	341
Trade and other receivables	—	515	2,283	—	2,798
Current tax assets	—	—	307	(193)	114
Amounts owed by subsidiary undertakings	11,253	130	11,777	(23,160)	—
Financial and other investments	939	15	1,740	—	2,694
Derivative financial assets	308	7	46	44	405
Cash and cash equivalents	—	4	325	—	329
Total current assets	12,500	707	16,783	(23,309)	6,681
Total assets	34,576	7,815	66,039	(49,643)	58,787

Current liabilities
Borrowings	(779)	(51)	(3,617)	—	(4,447)
Derivative financial liabilities	(187)	(36)	(134)	(44)	(401)
Trade and other payables	(62)	(318)	(3,073)	—	(3,453)
Amounts owed to subsidiary undertakings	(11,810)	—	(11,350)	23,160	—
Current tax liabilities	—	(202)	(114)	193	(123)
Provisions	—	(23)	(250)	—	(273)
Total current liabilities	(12,838)	(630)	(18,538)	23,309	(8,697)

Non-current liabilities
Borrowings	(773)	(2,087)	(19,318)	—	(22,178)
Derivative financial liabilities	(41)	(18)	(601)	—	(660)
Other non-current liabilities	—	(281)	(1,036)	—	(1,317)
Amounts owed to subsidiary undertakings	(2,092)	—	(350)	2,442	—
Deferred tax liabilities	—	(626)	(3,010)	—	(3,636)
Pensions and other post-retirement benefit obligations	—	(765)	(907)	—	(1,672)
Provisions	—	(248)	(1,531)	—	(1,779)
Total non-current liabilities	(2,906)	(4,025)	(26,753)	2,442	(31,242)
Total liabilities	(15,744)	(4,655)	(45,291)	25,751	(39,939)

Net assets	18,832	3,160	20,748	(23,892)	18,848

Equity
Share capital	452	133	180	(313)	452
Share premium account	1,321	2,194	9,032	(11,226)	1,321
Retained earnings	21,599	830	11,511	(12,341)	21,599
Other equity reserves	(4,540)	3	9	(12)	(4,540)
Shareholders’ equity	18,832	3,160	20,732	(23,892)	18,832
Non-controlling interests	—	—	16	—	16
Total equity	18,832	3,160	20,748	(23,892)	18,848

Schedule of Condensed Cash Flow Statement
Summary cash flow statements for the six month periods ended 30 September 2018 and 30 September 2017:

	Parent guarantor	Issuer of shares
	National Grid plc	Niagra Mohawk Power Corporation	Other subsidiaries	Consolidation adjustments	National Grid consolidated
	£m	£m	£m	£m	£m
Period ended 30 September 2018
Net cash flow from operating activities – continuing operations	2	236	1,697	—	1,935
Net cash flow used in operating activities – discontinued operations	—	—	(47)	—	(47)
Net cash flow (used in)/from investing activities – continuing operations	(265)	(171)	(545)	193	(788)
Net cash flow from investing activities – discontinued operations	—	—	78	—	78
Net cash flow from/(used in) financing activities – continuing operations	330	(65)	(1,452)	(193)	(1,380)
Net cash flow from financing activities – discontinued operations	—	—	—	—	—

Net increase/(decrease) in cash and cash equivalents in the period	67	—	(269)	—	(202)
Period ended 30 September 2017
Net cash flow from operating activities – continuing operations	24	328	1,716	—	2,068
Net cash flow used in operating activities – discontinued operations	—	—	(126)	—	(126)
Net cash flow from/(used in) investing activities – continuing operations	3,193	155	596	280	4,224
Net cash flow from investing activities – discontinued operations	—	—	15	—	15
Net cash flow (used in)/from financing activities – continuing operations	(4,303)	(482)	(1,984)	(280)	(7,049)
Net cash flow used in financing activities – discontinued operations	—	—	(231)	—	(231)

Net (decrease)/increase in cash and cash equivalents in the period	(1,086)	1	(14)	—	(1,099)